UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2002

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  One Sound Shore Drive
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT             07/23/2002
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total:  $   202,571
                                         -----------
                                         (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------    ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR       SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET      PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE        AMOUNT     ----------              (A)    (B)    (C)
                                                                                                               SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------   ---------   ---------- ---------   ------ ------- ------
ACM Managed Income                   COM        000919100    3,225,352.00     767,941      N          X         767,941
Grupo Aeroportuario del Su           SP ADR     40051E202    3,568,914.00     276,660      N          X         276,660
Blackrock North Amer Govt            COM        092475102    5,552,108.00     512,660      N          X         512,660
Electrobras Centrais Elect           SP ADR     15234Q108    2,778,217.00     588,730      N          X         588,730
Cia Brasil Dist. Pao de Ac           ADR        20440T201    3,447,702.00     193,800      N          X         193,800
China Mobile (Hong Kong)             SP ADR     16941M109    3,487,601.00     238,550      N          X         238,550
Dreyfus Strategic Muni Bon           COM        26202F107    1,218,448.00     138,460      N          X         138,460
Cia Paranaense de Energia-           SP ADR     20441B407    3,563,555.00     879,890      N          X         879,890
Eaton Vance Senior Income            SH BEN     27826S103    3,193,100.00     411,482      N          X         411,482
iShares MSCI Malaysia                MSCI M     464286830    5,515,167.00     964,190      N          X         964,190
iShares MSCI Taiwan                  MSCI T     464286731    8,219,158.00     792,590      N          X         792,590
iShares MSCI Mexico                  MSCI M     464286822    7,768,591.00     532,460      N          X         532,460
Aberdeen Asia-Pacific Prim           COM        003009107    8,668,473.00   1,817,290      N          X       1,817,290
Gerdau                               SP ADR     373737105    2,172,555.00     207,900      N          X         207,900
MSDW Government Income Tru           SH BEN     61745P106    1,415,239.00     156,380      N          X         156,380
HDFC Bank                            SP ADR     40415F101      161,895.00      12,550      N          X          12,550
India Fund                           COM        454089103      234,175.00      24,650      N          X          24,650
MSDW India Investment Fund           COM        61745C105      726,347.00      78,609      N          X          78,609
MSDW Insured Munipal Incom           COM        61745P791    2,323,022.00     164,520      N          X         164,520
Persero PT Indonesian Sate           SP ADR     715680104    6,026,050.00     482,470      N          X         482,470
MSDW Insured Municipal Tru           COM        61745P866    3,072,718.00     213,680      N          X         213,680
Infosys Technologies                 SP ADR     456788108    3,457,024.00      67,520      N          X          67,520
Kookmin Bank                         SP ADR     50049M109    6,806,145.00     138,477      N          X         138,477
Korea Electric Power                 SP ADR     500631106    8,587,180.00     820,170      N          X         820,170
Korea Fund                           COM        500634100    6,936,858.00     421,950      N          X         421,950
Scudder Intermediate Govt            SH BEN     811163104    2,896,621.00     416,780      N          X         416,780
KT Corporation                       SP ADR     48268K101    6,955,712.00     321,280      N          X         321,280
Scudder Municipal Income T           COM        48842C104    3,773,062.00     336,280      N          X         336,280
Lukoil Holding                       SP ADR     677862104    2,994,913.00      45,550      N          X          45,550
MFS Charter Income Trust             SH BEN     552727109    6,886,579.00     811,140      N          X         811,140
MFS Municipal Income Trust           SH BEN     552738106    1,252,605.00     158,960      N          X         158,960
MFS Govt Markets Income Tr           SH BEN     552939100    3,989,318.00     591,010      N          X         591,010
MFS Multimarket Income Tru           SH BEN     552737108      910,026.00     155,030      N          X         155,030
MuniYield Quality II                 COM        62630T104    4,717,497.00     394,110      N          X         394,110
Magyar Tavkozlesi                    SP ADR     559776109    1,642,240.00     102,640      N          X         102,640
Munivest Fund                        COM        626295109    1,089,604.00     122,290      N          X         122,290
MuniYield Fund                       COM        626299101    3,781,837.00     280,760      N          X         280,760
MuniYield Insured                    COM        62630E107    3,722,541.00     256,550      N          X         256,550
Nuveen Premier Municipal I           COM        670988104    1,086,575.00      73,170      N          X          73,170
Nuveen Senior Income                 COM        67067Y104    5,615,253.00     734,020      N          X         734,020
Petroleo Brasileiro                  SP ADR     71654V408    3,460,621.00     183,490      N          X         183,490
Perez Companc                        SP ADR     71367B103    1,643,424.00     288,320      N          X         288,320
Putnam Managed Municipal I           COM        746823103    1,510,315.00     189,500      N          X         189,500
ING Prime Rate Trust                 SH BEN     72146W103    6,358,615.00   1,009,304      N          X       1,009,304
PetroChina Company                   SP ADR     71646E100    1,293,005.00      58,880      N          X          58,880
Dr. Reddy's Laboratories             SP ADR     256135203      194,776.00      10,040      N          X          10,040
Companhia Vale do Rio Doce           SP ADR     204412100    2,199,522.00      84,760      N          X          84,760
ROC Taiwan Fund                      SH BEN     749651105    3,504,776.00     796,540      N          X         796,540
China Petroleum and Chemic           SP ADR     16941R108      535,920.00      30,450      N          X          30,450
Turkcell Iletisim Hizmetle           SP ADR     900111204    2,730,703.00     223,828      N          X         223,828
Telekomunikasi Indonesia             SP ADR     715684106    5,568,094.00     632,738      N          X         632,738
Taiwan Semiconductor                 SP ADR     874039100    3,399,812.00     261,524      N          X         261,524
Uniao de Bancos Brasileiro           GDR RE     90458E107    3,388,605.00     205,370      N          X         205,370
Van Kampen Merritt Muni In           COM        920909108    2,711,552.00     306,390      N          X         306,390
Videsh Sanchar Nigam                 SP ADR     92659G600    4,263,388.00     698,916      N          X         698,916
Van Kampen Senior Income T           COM        920961109    6,368,165.00     886,931      N          X         886,931